Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	HSBC FUNDS
Central Index Key	0000798290
Amendment Flag	false
Document Creation Date	Feb. 28, 2017
Document Effective Date	Feb. 28, 2017
Prospectus Date	Feb. 28, 2017
HSBC Opportunity Fund | Class A Shares
Risk/Return:
Trading Symbol	HSOAX
HSBC Opportunity Fund | Class B Shares
Risk/Return:
Trading Symbol	HOPBX
HSBC Opportunity Fund | Class C Shares
Risk/Return:
Trading Symbol	HOPCX
Aggressive Strategy Fund | Class A Shares
Risk/Return:
Trading Symbol	HAAGX
Aggressive Strategy Fund | Class B Shares
Risk/Return:
Trading Symbol	HBAGX
Aggressive Strategy Fund | Class C Shares
Risk/Return:
Trading Symbol	HCAGX
Balanced Strategy Fund | Class A Shares
Risk/Return:
Trading Symbol	HAGRX
Balanced Strategy Fund | Class B Shares
Risk/Return:
Trading Symbol	HSBGX
Balanced Strategy Fund | Class C Shares
Risk/Return:
Trading Symbol	HCGRX
Moderate Strategy Fund | Class A Shares
Risk/Return:
Trading Symbol	HSAMX
Moderate Strategy Fund | Class B Shares
Risk/Return:
Trading Symbol	HSBMX
Moderate Strategy Fund | Class C Shares
Risk/Return:
Trading Symbol	HSCMX
Conservative Strategy Fund | Class A Shares
Risk/Return:
Trading Symbol	HACGX
Conservative Strategy Fund | Class B Shares
Risk/Return:
Trading Symbol	HBCGX
Conservative Strategy Fund | Class C Shares
Risk/Return:
Trading Symbol	HCCGX
HSBC U.S. Government Money Market Fund | Class A Shares
Risk/Return:
Trading Symbol	FTRXX
HSBC U.S. Government Money Market Fund | Class B Shares
Risk/Return:
Trading Symbol	HUBXX
HSBC U.S. Government Money Market Fund | Class C Shares
Risk/Return:
Trading Symbol	HUMXX
HSBC U.S. Government Money Market Fund | Class D Shares
Risk/Return:
Trading Symbol	HGDXX
HSBC U.S. Government Money Market Fund | Class E Shares
Risk/Return:
Trading Symbol	HGEXX
HSBC U.S. Government Money Market Fund | Class I Shares
Risk/Return:
Trading Symbol	HGIXX
HSBC U.S. Government Money Market Fund | Intermediary Class Shares
Risk/Return:
Trading Symbol	HGGXX
HSBC U.S. Government Money Market Fund | Intermediary Service Class Shares
Risk/Return:
Trading Symbol	HGFXX
HSBC U.S. Government Money Market Fund | Class Y Shares
Risk/Return:
Trading Symbol	RGYXX
HSBC U.S. Treasury Money Market Fund | Class A Shares
Risk/Return:
Trading Symbol	HWAXX
HSBC U.S. Treasury Money Market Fund | Class C Shares
Risk/Return:
Trading Symbol	HUCXX
HSBC U.S. Treasury Money Market Fund | Class D Shares
Risk/Return:
Trading Symbol	HTDXX
HSBC U.S. Treasury Money Market Fund | Class E Shares
Risk/Return:
Trading Symbol	HTEXX
HSBC U.S. Treasury Money Market Fund | Class I Shares
Risk/Return:
Trading Symbol	HBIXX
HSBC U.S. Treasury Money Market Fund | Intermediary Class Shares
Risk/Return:
Trading Symbol	HTGXX
HSBC U.S. Treasury Money Market Fund | Intermediary Service Class Shares
Risk/Return:
Trading Symbol	HTFXX
HSBC U.S. Treasury Money Market Fund | Class Y Shares
Risk/Return:
Trading Symbol	HTYXX
HSBC EMERGING MARKETS DEBT FUND | Class A Shares
Risk/Return:
Trading Symbol	HCGAX
HSBC EMERGING MARKETS DEBT FUND | Class I Shares
Risk/Return:
Trading Symbol	HCGIX
HSBC Emerging Markets Local Debt Fund | Class A Shares
Risk/Return:
Trading Symbol	HBMAX
HSBC Emerging Markets Local Debt Fund | Class I Shares
Risk/Return:
Trading Symbol	HBMIX
HSBC Frontier Markets Fund | Class A Shares
Risk/Return:
Trading Symbol	HSFAX
HSBC Frontier Markets Fund | Class I Shares
Risk/Return:
Trading Symbol	HSFIX
HSBC Total Return Fund | Class A Shares
Risk/Return:
Trading Symbol	HTRAX
HSBC Total Return Fund | Class I Shares
Risk/Return:
Trading Symbol	HTRIX
Income Strategy Fund | Class A Shares
Risk/Return:
Trading Symbol	HINAX
Income Strategy Fund | Class B Shares
Risk/Return:
Trading Symbol	HINBX
Income Strategy Fund | Class C Shares
Risk/Return:
Trading Symbol	HINCX
HSBC Asia ex-Japan Smaller Companies Equity Fund | Class A Shares
Risk/Return:
Trading Symbol	HAJAX
HSBC Asia ex-Japan Smaller Companies Equity Fund | Class I Shares
Risk/Return:
Trading Symbol	HAJIX
HSBC Global High Income Bond Fund | Class A Shares
Risk/Return:
Trading Symbol	HBIAX
HSBC Global High Income Bond Fund | Class I Shares
Risk/Return:
Trading Symbol	HBIIX
HSBC Global High Yield Bond Fund | Class A Shares
Risk/Return:
Trading Symbol	HBYAX
HSBC Global High Yield Bond Fund | Class I Shares
Risk/Return:
Trading Symbol	HBYIX
HSBC Economic Scale Index Emerging Markets Equity Fund | Class A Shares
Risk/Return:
Trading Symbol	HESAX
HSBC Economic Scale Index Emerging Markets Equity Fund | Class I Shares
Risk/Return:
Trading Symbol	HESIX
HSBC Global Equity Volatility Focused Fund | Class A Shares
Risk/Return:
Trading Symbol	HGEAX
HSBC Global Equity Volatility Focused Fund | Class I Shares
Risk/Return:
Trading Symbol	HGEIX
HSBC Euro High Yield Bond Fund | Class A Shares
Risk/Return:
Trading Symbol	HEYAX
HSBC Euro High Yield Bond Fund | Class I Shares
Risk/Return:
Trading Symbol	HEYIX
HSBC Opportunity Fund Class I | Class I Shares
Risk/Return:
Trading Symbol	RESCX